Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense [Table Text Block]
The components of the self-insurance as of September 30, 2016 and December 31, 2015 are as follows:

	Successor	Predecessor
(in thousands)	September 30, 2016	December 31, 2015
Current liability – workers’ compensation and general liability	$339	$619
Current liability – medical and dental	310	259
Non-current liability	616	531
Total liability	$1,265	$1,409
Cash and cash equivalents-restricted	$63	$63

The components of the self-insurance are reflected below:

	2015	2014
Current liability – workers’ compensation and general liability	$619	$345
Current liability – medical and dental	259	248
Non-current liability	531	1,100
Total liability	1,409	1,693
Cash and cash equivalents-restricted	63	63